Expense Example - FidelitySustainableCorePlusBondFund-AMCIZPRO - FidelitySustainableCorePlusBondFund-AMCIZPRO - Fidelity Sustainable Core Plus Bond Fund	Oct. 30, 2023 USD ($)
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C
Expense Example:
1 year	$ 243
3 years	443
5 years	766
10 years	1,483
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A
Expense Example:
1 year	467
3 years	609
5 years	764
10 years	1,213
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z
Expense Example:
1 year	37
3 years	123
5 years	219
10 years	500
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I
Expense Example:
1 year	42
3 years	132
5 years	230
10 years	518
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M
Expense Example:
1 year	465
3 years	603
5 years	753
10 years	$ 1,190